UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1998
                                                ----------------------

Check here if Amendment  |_|;  Amendment Number:  N/A
                                                  ----------

This Amendment (Check only one.):    |_|   is a restatement.
                                     |_|   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          S & E Partners, L.P.
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Address:       660 Madison Avenue, 20th Floor
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               New York, NY 10021
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Form 13F File Number       : 28-  N/A
                                  ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Curtis Schenker
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Title:         Chief Executive Officer
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Phone:         212-355-5600
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Signature, Place, and Date of Signing:

/s/ Curtis Schenker            New York, NY                      5/17/99
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       [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s) .)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

                Form 13F File Number         Name

           28-  N/A                          N/A
                ----------------------       -----------------------------------
                [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
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Form 13F Information Table Entry Total:            87
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Form 13F Information Table Value Total: $       101,714
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                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.           Form 13F File Number                 Name

   01            28-N/A                               Scoggin LLC
   ---------     ------                               --------------------------

  [Repeat as necessary.]

Quarter Ended 12/31/98

                           Form 13F Information Table

      Column 1                 Column 2     Column 3     Column 4       Column 5         Column 6    Column 7        Column 8
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                                                                                                                      Voting
                                                           Value    SHRS or   SH/ Put/  Investment    Other          Authority
   Name of Issuer           Title of Class    Cusip       (x1000)   PRN AMT   PRN Call  Discretion   Managers  Sole   Shared    None
------------------------------------------------------------------------------------------------------------------------------------
Amoco Company                   common      031904006    11,957      218,400                Sole               Sole
Amoco Company                   common      031904006     8,136      148,600               Defined      01     Sole
AMP Inc.                        common       31897101     3,905       75,000                Sole               Sole
AMP Inc.                        common       31897101     2,837       54,500               Defined      01     Sole
AMP May 50                      common      091897EDC       268          550     Call       Sole               Sole
AMP May 50                      common      091897EDC       219          450     Call      Defined      01     Sole
ARV Assisted Living             common      00204C107       707      115,500                Sole               Sole
ARV Assisted Living             common      00204C107       451       73,700               Defined      01     Sole
Big Flower Holdings             common       89159107       825       37,400                Sole               Sole
Big Flower Holdings             common       89159107       602       27,300               Defined      01     Sole
Boeing Co                       common       97023105     1,831       50,000                Sole               Sole
Boeing Co                       common       97023105     1,245       34,000               Defined      01     Sole
Brylane Inc.                    common       97023105     1,553       66,800                Sole               Sole
Brylane Inc.                    common       97023105     1,042       44,800               Defined      01     Sole
CD Radio Inc.                   preferred   125127407       163        5,000                Sole               Sole
CD Radio Inc.                   preferred   125127407       163        5,000               Defined      01     Sole
CE Franklin                     common      125151100       208      123,300               Defined      01     Sole
Coloumbus McKinnon              common      199333105     2,282      129,500                Sole               Sole
Coloumbus McKinnon              common      199333105     1,486       84,300               Defined      01     Sole
Criimi Mae Inc.                 common      226603108     1,225      350,000                Sole               Sole
Criimi Mae Inc.                 common      226603108       796      227,500               Defined      01     Sole
Cytec Industries                common      232820100       744       35,000                Sole               Sole
Cytec Industries                common      232820100       531       25,000               Defined      01     Sole
EEX Corporation                 common      26842V207       350       50,000                Sole               Sole
EEX Corporation                 common      26842V207       245       35,000               Defined      01     Sole
Federated High Yield Fund       common      314197104       891      100,000                Sole               Sole
Federated High Yield Fund       common      314197104       624       70,000               Defined      01     Sole
General Re Corporation          common      370563108     6,786       27,500                Sole               Sole
General Re Corporation          common      370563108     4,442       18,000               Defined      01     Sole
Globalstar Telecomm.            common      G65773106     1,009       50,000                Sole               Sole
Globalstar Telecomm.            common      G65773106       707       35,000               Defined      01     Sole
Global Light Telecomm.          common      37934X100     1,350      300,000                Sole               Sole
Global Light Telecomm.          common      37934X100     1,186      263,500               Defined      01     Sole
Highlands Insurance Group       common      431032101         7          500               Defined      01     Sole
Interlake Corp                  common      458702107       295       42,500                Sole               Sole
Interlake Corp                  common      458702107       278       40,000               Defined      01     Sole
Kasper A S L Ltd                common      485808109       439       92,500                Sole               Sole
Kasper A S L Ltd                common      485808109       233       49,000               Defined      01     Sole
Kenetech Corp                   common      488878109        67      277,500                Sole               Sole
Kenetech Corp                   common      488878109        53      219,500               Defined      01     Sole
Leslie Fay Co Inc               common      527016109       255       38,500                Sole               Sole
Leslie Fay Co Inc               common      527016109       222       33,500               Defined      01     Sole
Marvel Entertainment            common      57386M108     3,121      504,456                Sole               Sole
Marvel Entertainment            common      57386M108     2,572      415,667               Defined      01     Sole
Marvel Entertainment            conv. pref  57383M207     1,710      244,327                Sole               Sole
Marvel Entertainment            conv. pref  57383M207     1,727      246,775               Defined      01     Sole
Nabisco                         common      629526104       189        4,550                Sole               Sole
Nabisco                         common      629526104       430       10,350               Defined      01     Sole
Nordic Amer. Tanker Shipping    common      G65773106       315       27,388                Sole               Sole
Nordic Amer. Tanker Shipping    common      G65773106       214       18,585               Defined      01     Sole
Oil Service Sector Index        common      F05599OSX        89          125     Call       Sole               Sole
Oil Service Sector Index        common      F05599OSX        53           75     Call      Defined      01     Sole
Pharmaceutical Mktg             common      717123103       719       50,000                Sole               Sole
Pharmaceutical Mktg             common      717123103       457       31,800               Defined      01     Sole
Philip Morris Co Inc            common      718154107       535       10,000                Sole               Sole
Philip Morris Co Inc            common      718154107       321        6,000               Defined      01     Sole
Polo Ralph Lauren Corp.         common      731572BAY       110          225     Call       Sole               Sole
Polo Ralph Lauren Corp.         common      731572BAY        73          150     Call      Defined      01     Sole

Price Enterprises               common      741444202       107       20,383                Sole               Sole
Price Enterprises               common      741444202       107       20,383               Defined      01     Sole
Price Enterprises               preferred   741444301     1,416      102,500                Sole               Sole
Price Enterprises               preferred   741444301     1,416      102,500               Defined      01     Sole
Quickturn Design Sys            common      74838E102       905       63,500                Sole               Sole
Quickturn Design Sys            common      74838E102       606       42,500               Defined      01     Sole
RJR Nabisco Holdings            common      74960K876     5,270      177,500                Sole               Sole
RJR Nabisco Holdings            common      74960K876     3,963      133,500               Defined      01     Sole
RJR Nabisco Holdings            common      74960KABW       219          500     Call       Sole               Sole
RJR Nabisco Holdings            common      74960KABW       175          400     Call      Defined      01     Sole
S&P 500 Index                   common      M15599SPT        28          100     Put        Sole               Sole
S&P 500 Index                   common      M15599SPT        17           60     Put       Defined      01     Sole
S&P 500 Index                   common      R15099SPT     1,103          225     Put        Sole               Sole
S&P 500 Index                   common      R15099SPT       735          150     Put       Defined      01     Sole
Tele-Communications             common      87924V101     4,148       75,000                Sole               Sole
Tele-Communications             common      87924V101     2,766       50,000               Defined      01     Sole
Toy Biz Inc.                    common      892335OAZ        22          270     Put        Sole               Sole
Toy Biz Inc.                    common      892335OAZ        19          230     Put       Defined      01     Sole
Toy Biz Inc.                    common      892335OBC         7           35     Put        Sole               Sole
Tyco International Ltd.         common      902124106       566        7,500                Sole               Sole
Tyco International Ltd.         common      902124106       339        4,500               Defined      01     Sole
Tyco International Ltd.         common      902124AFA        31          250     Call       Sole               Sole
Tyco International Ltd.         common      902124AFA        25          200     Call      Defined      01     Sole
Viskase Companies               common      92831R102       159       38,500                Sole               Sole
Viskase Companies               common      92831R102        93       22,500               Defined      01     Sole
Whittaker Corp                  common      966680DBC       700       41,500                Sole               Sole
Whittaker Corp                  common      966680DBC       491       29,100               Defined      01     Sole
XTRA Corporation                common      984138107       621       15,000                Sole               Sole
XTRA Corporation                common      984138107       414        10000               Defined      01     Sole

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                                                        101,714